Expense Example - AB Global Risk Allocation Fund	Feb. 26, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 559
Expense Example, with Redemption, 3 Years	842
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	2,011
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	316	[1]
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	1,148
Expense Example, with Redemption, 10 Years	2,472
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	932
Expense Example, with Redemption, 10 Years	2,029
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	446
Expense Example, with Redemption, 5 Years	771
Expense Example, with Redemption, 10 Years	1,691
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	$ 1,316

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.